SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Supplemental Information Regarding Consolidated Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Cash paid for interest, including commitment fee	$ 504	$ 663	$ 1,978
Cash payments of income taxes, net	7,153	6,766	11,284
Non-cash investing and financing transactions:
Accrued but unpaid purchases of property and equipment	1,995	163	972
Extinguishment of liability with stocks	0	3,856	0
Inventory transfers to property and equipment	$ 1,025	$ 1,639	$ 1,474